Cover	Apr. 14, 2025
Cover [Abstract]
Entity File Number	0-50231
City Area Code	800
Entity Tax Identification Number	52-0883107
Entity Address, Address Line One	1100 15th Street, NW
Entity Incorporation, State or Country Code	X1
Entity Central Index Key	0000310522
Document Type	8-K/A
Document Period End Date	Apr. 14, 2025
Entity Registrant Name	FEDERAL NATIONAL MORTGAGE ASSOCIATION FANNIE MAE
Local Phone Number	232-6643
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Amendment No. 1 to the Form 8-K filed on April 15, 2025 and the Form 8-K filed on July 23, 2025